Income Taxes, Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 26, 2020	Sep. 28, 2019	Sep. 29, 2018
Income Taxes [Abstract]
U.S. Federal income tax expense at the statutory rate	$ 150	$ 103	$ 117
Adjustments to Reconcile to the Income Tax Provision [Abstract]
U.S. state income tax expense	6	9	12
Federal and state credits	(14)	(8)	(7)
Share-based compensation	(4)	(12)	(8)
Tax Cuts and Jobs Act	0	0	(124)
Withholding taxes	15	0	0
Changes in foreign valuation allowance	(8)	13	(10)
Foreign income taxed in the U.S.	9	3	0
Manufacturing tax benefits	0	0	(6)
Rate differences between U.S. and foreign	(6)	7	3
Sale of subsidiary	0	(38)	0
Other	6	9	4
Expense for income taxes	$ 154	$ 86	$ (19)